Bridge Note - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 30, 2015
Short-term Debt [Line Items]
Debt Instrument carrying amount				$ 9,492		$ 1,500
Debt instrument settled amount				58,000	$ 58,000
Loss on extinguishment of debt		$ 866	$ 6,124	$ 6,124	$ 0
Amended Bridge Note [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						3.00%
Effective interest rate						3.00%
Debt instrument settled amount	$ 58,000
Loss on extinguishment of debt	$ 6,000
Long term debt maturity date						Aug. 11, 2016
Amended Bridge Note [Member] | Change Of Control [Member]
Short-term Debt [Line Items]
Debt instrument redemption price percentage				200.00%
Amended Bridge Note [Member] | Carrying Value Of Debt On The Conversion Into Temporary Equity [Member]
Short-term Debt [Line Items]
Debt instrument carrying value on the date of conversion				$ 1,670